Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net Income (loss)	$ 1,020,761	$ (1,641,087)	$ (1,018,527)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	195,239	164,942	131,024
Non-cash lease expense	246,010	201,751
Loss from disposal of property and equipment		9,816	2,502
Provision for doubtful accounts	136,805	(68,359)	444,480
Provision for investments in unconsolidated entity		261,574	76,425
Interest income	(68,151)	(89,736)	(24,586)
Deferred tax expense (benefit)	(333,045)	111,757	(106,431)
Changes in operating assets and liabilities:
Accounts receivable	(1,422,278)	1,231,955	(227,286)
Other receivable	20,902	(70,214)	(46,538)
Other current assets	16,670	(11,010)	22,168
Deferred offering costs			(262,587)
Long-term rent deposit	(80,245)	(78,139)
Deferred revenue	2,406,401	954,315	300,771
Taxes payable	359,779	12,600	(130,387)
Other payable	(82,135)	102,091	203,917
Operating lease liabilities	(251,795)	(183,756)
Accrued expenses and other liabilities	163,222	29,018	121,745
Net cash provided by (used in) operating activities	2,328,140	937,518	(513,310)
Cash flows from investing activities:
Purchase of property and equipment	(74,236)	(75,041)	(350,284)
Proceeds from disposal of property and equipment		83	64
Proceeds from loans to third parties			446,987
Payments made for loans to third parties	(28,894)	(42,316)	(89,397)
Payments made for loans to a related party	2,458,553	(2,501,825)
Net cash provided by (used in) investing activities	2,355,423	(2,619,099)	7,370
Cash flows from financing activities:
Changes in due to related parties	11,312	29,721	(53,444)
Net proceeds from initial public offering (“IPO”)		4,821,472
Capital contribution by shareholders of non-controlling interest			65,168
Net cash provided by financing activities	11,312	4,851,193	11,724
Effect of exchange rate fluctuation on cash	525,249	(263,439)	(301,021)
Net increase (decrease) in cash	5,220,124	2,906,173	(795,237)
Cash at beginning of the year	6,833,891	3,927,718	4,722,955
Cash at end of the year	12,054,015	6,833,891	3,927,718
Supplemental cash flow information
Cash paid for income taxes	174,056	91,524	141,589
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 805,546	$ 816,057